UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0%
Argentina - 2.7%
Argentine Government,
Bonds, Ser. POM, Argentine 7-Day
Reference Rate	ARS	27.93	6/21/20	169,205,000	[b]	9,022,082
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	6,900,000		7,044,900
Argentine Government,
Sr. Unscd. Bonds	EUR	5.25	1/15/28	6,625,000	[c]	7,968,325
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	19,751,000	[d]	8,539,833
Argentine Government,
Unscd. Bonds	ARS	3.75	2/8/19	760,000,000		40,023,345
Buenos Aires Province,
Sr. Unscd. Notes		5.75	6/15/19	7,050,000	[e]	7,208,625
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	6,800,000	[e]	7,588,868
Buenos Aires Province,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	26.83	5/31/22	114,000,000	[b]	5,874,683
						93,270,661
Australia - .7%
Australian Government,
Sr. Unscd. Bonds, Ser. 146	AUD	1.75	11/21/20	27,095,000		20,648,013
Driver Australia Four Trust,
Ser. 4, Cl. A, 1 Month LIBOR + . 95%	AUD	2.62	8/21/25	1,159,539	[b]	891,464
Driver Australia Three Trust,
Ser. 3, Cl. A, 1 Month LIBOR + 1.70%	AUD	3.37	5/21/24	3,358,749	[b]	2,607,391
						24,146,868
Belgium - .8%
Belgium Government,
Unscd. Bonds, Ser. 74	EUR	0.80	6/22/25	22,900,000	[e]	29,042,968
Brazil - 1.1%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/27	89,000,000		28,508,198
Natura Cosmeticos,
Sr. Unscd. Notes		5.38	2/1/23	8,025,000	[e]	8,043,056
						36,551,254
Canada - 4.0%
BMW Canada Auto Trust,
Ser. 2016-1, Cl. A3	CAD	1.87	4/20/21	8,025,000		6,218,495
BMW Canada Auto Trust,
Ser. 2017-1, Cl. A2	CAD	1.68	5/20/20	2,350,000		1,814,298

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
Canada - 4.0% (continued)
BMW Canada Auto Trust,
Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	12,350,000	[e]	9,534,716
Canadian Government,
Unscd. Bonds	CAD	0.75	9/1/20	10,660,000		8,063,076
Canadian Government,
Unscd. Bonds	CAD	3.50	12/1/45	18,360,000		17,944,875
Canadian Pacer Auto Receivables Trust,
Ser. 2017-1A, Cl. A4		2.29	1/19/22	6,275,000	[e]	6,138,489
Cenovus Energy,
Notes		4.25	4/15/27	6,100,000	[c]	5,953,094
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	518,113	[e]	402,172
CNH Capital Canada Receivables Trust,
Ser. 2015-1, Cl. A2	CAD	1.35	3/15/21	2,400,136		1,859,284
CNH Capital Canada Receivables Trust,
Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	11,025,000	[e]	8,485,746
Export Development Canada,
Sr. Unscd. Notes	CAD	1.80	9/1/22	12,700,000		9,699,257
Ford Auto Securitization Trust,
Ser. 2015-R4, Cl. A3	CAD	2.00	11/15/20	11,150,000		8,649,374
Ford Auto Securitization Trust,
Ser. 2017-R2, Cl. A2	CAD	1.42	4/15/21	11,255,000		8,681,118
Ford Auto Securitization Trust,
Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/23	8,800,000	[e]	6,789,596
Ford Auto Securitization Trust,
Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/23	8,175,000	[e]	6,353,257
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A2	CAD	1.64	3/20/19	1,658,748	[e]	1,287,369
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A3	CAD	1.83	6/21/21	5,800,000	[e]	4,500,667
GMF Canada Leasing Trust,
Ser. 17-1A, Cl. A3	CAD	2.47	9/20/22	6,275,000	[e]	4,868,671
MBARC Credit Canada,
Ser. 2016-A, Cl. A2	CAD	1.53	6/17/19	9,384,589		7,279,749
MBARC Credit Canada,
Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	7,838,265	[e]	6,080,245
MBARC Credit Canada,
Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	3,350,000	[e]	2,596,195
Teck Resources,
Gtd. Notes		6.25	7/15/41	3,575,000		3,807,375
						137,007,118
Chile - .4%
Chilean Government,
Unscd. Bonds	CLP	4.50	3/1/21	8,890,000,000		15,151,569
China - .6%
Alibaba Group Holding,
Sr. Unscd. Notes		3.40	12/6/27	3,380,000		3,209,602

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
China - .6% (continued)
Sinopec Group Overseas Development
2017,
Gtd. Notes		2.50	9/13/22	16,800,000	[e]	16,020,799
						19,230,401
Colombia - .5%
Colombian Government,
Sr. Unscd. Bonds, Ser. B	COP	10.00	7/24/24	37,206,900,000		16,026,588
Ecuador - .2%
Ecuadorian Government,
Sr. Unscd. Notes		7.88	1/23/28	7,500,000	[e]	7,248,375
France - 1.2%
AXA,
Sub. Notes, 3 Month EURIBOR + 3.05%	EUR	5.25	4/16/40	3,500,000	[b]	4,713,043
French Government,
Bonds	EUR	0.75	5/25/28	12,650,000		15,618,877
French Government,
Unscd. Bonds	EUR	2.00	5/25/48	14,200,000	[e]	19,319,974
						39,651,894
Germany - 1.1%
Allianz,
Jr. Sub. Bonds, 1 Year EURIBOR + 3.20% EUR		3.38	12/31/49	3,100,000	[b]	4,088,349
Allianz,
Sub. Notes, 3 Month EURIBOR + 5.00%	EUR	5.63	10/17/42	4,300,000	[b]	6,333,578
Driver Thirteen,
Ser. 13, Cl. A	EUR	0.00	2/22/21	808,551	[f]	996,203
Globaldrive Auto Receivables,
Ser. 16-A, Cl. A	EUR	0.00	1/20/24	2,370,914	[f]	2,925,104
Globaldrive Auto Receivables,
Ser. 16-B, Cl. A	EUR	0.13	8/20/24	8,766,598		10,847,839
KFW,
Govt. Gtd. Notes	AUD	4.00	1/16/19	18,050,000		14,069,420
						39,260,493
Ghana - .2%
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	6,925,000	[c]	7,445,116
Greece - .5%
Greek Government,
Bonds	EUR	3.90	1/30/33	14,600,000		16,571,973
Ireland - .3%
AerCap Ireland Capital,
Gtd. Notes		4.50	5/15/21	4,550,000		4,663,243
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/21	2,000,000		2,083,110
Irish Government,
Unscd. Bonds	EUR	2.00	2/18/45	2,150,000		2,851,632

9,597,985

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
Israel - .1%
Israeli Government,
Bonds, Ser. 0327	ILS	2.00	3/31/27	12,975,000	[c]	3,808,419
Italy - 1.5%
Intesa Sanpaolo,
Gtd. Notes		3.88	1/15/19	15,308,000		15,410,753
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,356,847
Italian Government,
Unscd. Bonds	EUR	2.70	3/1/47	27,875,000	[e]	33,943,423
						50,711,023
Ivory Coast - .7%
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	2,450,000	[e]	3,164,088
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.25	3/22/30	13,600,000	[e]	16,792,589
Ivory Coast Government,
Sr. Unscd. Bonds		6.13	6/15/33	3,700,000	[e]	3,527,351
						23,484,028
Japan - 19.6%
Development Bank of Japan,
Govt. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,287,844
Japanese Government,
Sr. Unscd. Bonds, Ser. 118	JPY	0.20	6/20/19	3,147,850,000		29,702,918
Japanese Government,
Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21 15,474,750,000			146,495,948
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	7,625,650,000		71,359,687
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	6,111,000,000	[g]	60,687,338
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	6,182,700,000	[g]	61,550,424
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	3,569,000,000	[g]	35,655,874
Japanese Government,
Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/27	6,626,300,000	[g]	66,721,345
Japanese Government,
Sr. Unscd. Bonds, Ser. 307	JPY	1.30	3/20/20	3,206,400,000		30,985,507
Japanese Government,
Sr. Unscd. Bonds, Ser. 348	JPY	0.10	9/20/27	13,558,150,000		128,585,492
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,013,000,000		11,879,447
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3		2.45	12/10/21	2,330,000	[e]	2,301,684
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4		2.76	12/10/24	8,430,000	[e]	8,321,245

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
Japan - 19.6% (continued)
OSCAR US Funding Trust VIII,
Ser.2018-1A, Cl. A4		3.50	5/12/25	10,400,000	[e]	10,512,590
						668,047,343
Kenya - .5%
Kenyan Government,
Sr. Unscd. Notes		7.25	2/28/28	14,750,000	[c,e]	15,449,150
Luxembourg - .3%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/26	3,575,000	[e]	3,512,437
E-Carat,
Ser. 16-1, Cl. A	EUR	0.08	10/18/24	5,014,787		6,189,900
Volkswagen Car Lease,
Ser. 22, Cl. A	EUR	0.25	8/21/21	1,271,486		1,567,397
						11,269,734
Mexico - 2.2%
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	786,525,000		45,189,971
Mexican Government,
Sr. Unscd. Bonds, Ser. M	MXN	7.75	11/13/42	389,750,000		21,781,194
Petroleos Mexicanos,
Sr. Unscd. Notes		6.35	2/12/48	9,455,000	[e]	9,183,169
						76,154,334
Netherlands - 2.6%
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	9,350,000	[e]	9,596,746
ABN AMRO Bank,
Sub. Notes, 1 Year EURIBOR + 2.45%	EUR	2.88	1/18/28	3,700,000	[b]	4,878,855
Cooperatieve Rabobank,
Sub. Bonds, 1 Year EURIBOR + 1.40%	EUR	2.50	5/26/26	6,180,000	[b]	8,023,354
Iberdrola International,
Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,773,925
ING Groep,
Sub. Notes, 1 Year EURIBOR + 2.85%	EUR	3.00	4/11/28	2,500,000	[b]	3,325,110
Mylan,
Gtd. Notes		2.50	6/7/19	6,125,000		6,078,730
Petrobras Global Finance,
Gtd. Notes		5.30	1/27/25	6,400,000	[e]	6,328,000
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	8,350,000		8,537,875
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/23	3,375,000	[e]	3,400,312
Shell International Finance,
Gtd. Notes		3.75	9/12/46	13,750,000		13,267,433
Teva Pharmaceutical Finance
Netherlands II,
Gtd. Notes	EUR	3.25	4/15/22	3,195,000	[e]	3,948,078

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
Netherlands - 2.6% (continued)
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	9,000,000		11,530,866
WPC,
Gtd. Bonds	EUR	2.25	7/19/24	6,100,000		7,819,695
						88,508,979
New Zealand - 2.8%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	121,358,000	[h]	97,012,726
Nigeria - .7%
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	4,100,000	[e]	4,163,263
Nigerian Government,
Sr. Unscd. Notes		7.14	2/23/30	4,615,000	[e]	4,801,907
Nigerian Treasury Bills,
Bills	NGN	0.00	4/12/18	1,200,000,000	[f]	3,314,728
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN	0.00	6/21/18	3,080,750,000	[f]	8,281,900
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN	0.00	8/2/18	1,752,333,000	[f]	4,632,334
						25,194,132
Norway - .2%
Norwegian Government,
Unscd. Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[e]	8,490,409
Romania - .8%
Romanian Government,
Sr. Unscd. Notes	EUR	2.50	2/8/30	21,925,000	[e]	26,801,559
Russia - 1.7%
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	2,219,000,000		39,053,238
Russian Government,
Unscd. Bonds, Ser. 6215	RUB	7.00	8/16/23	996,225,000		17,807,277
						56,860,515
Senegal - .9%
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	13,300,000	[e]	16,402,755
Senegalese Government,
Unscd. Notes		6.25	5/23/33	7,400,000		7,311,200
Senegalese Government,
Unscd. Notes		6.25	5/23/33	7,000,000	[e]	6,916,000
						30,629,955
Serbia - .1%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	3,600,000		4,007,038
South Africa - 1.1%
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	360,525,000		30,107,321

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
South Africa - 1.1% (continued)
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	65,800,000		6,430,628
						36,537,949
Spain - 4.4%
BBVA Subordinated Capital,
Gtd. Notes, 1 Year EURIBOR + 2.55%	EUR	3.50	4/11/24	10,000,000	[b]	12,710,610
Driver Espana Three,
Ser. 3, Cl. A	EUR	0.68	12/21/26	2,782,036		3,448,528
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	66,575,000	[e]	94,705,315
Spanish Government,
Sr. Unscd. Bonds, Ser. 30Y	EUR	2.70	10/31/48	22,825,000	[e]	30,925,458
Telefonica Emisiones,
Gtd. Notes	EUR	1.53	1/17/25	5,300,000		6,687,289
						148,477,200
Supranational - 3.4%
Asian Development Bank,
Sr. Unscd. Notes	NZD	3.50	5/30/24	12,575,000		9,255,207
European Investment Bank,
Sr. Unscd. Bonds	CAD	1.25	11/5/20	15,050,000	[e]	11,441,084
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/21	8,500,000	[e]	6,381,944
European Investment Bank,
Sr. Unscd. Notes	AUD	2.70	1/12/23	17,225,000		13,204,060
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes		1.88	4/21/20	4,500,000		4,451,656
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	50,675,000		37,538,686
International Finance Corporation,
Sr. Unscd. Notes	INR	6.30	11/25/24	328,130,000		4,956,692
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/20	215,000,000		27,466,258
						114,695,587
Switzerland - .3%
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	8,725,000	[e]	8,745,577
Thailand - .2%
Thai Government,
Sr. Unscd. Bonds	THB	2.13	12/17/26	257,000,000		8,035,717
Turkey - 1.9%
Turkish Government,
Bonds	TRY	11.00	2/24/27	175,900,000		41,151,674
Turkish Government,
Sr. Unscd. Notes		5.75	5/11/47	8,275,000		7,370,576

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
Turkey - 1.9% (continued)
Turkish Government,
Unscd. Bonds	TRY	2.00	9/18/24	47,525,000	[i]	15,445,183
						63,967,433
Ukraine - .6%
Ukrainian Government,
Sr. Unscd. Notes		7.38	9/25/32	14,975,000	[e]	14,469,594
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	7,250,000	[f]	5,077,951
						19,547,545
United Arab Emirates - .4%
Abu Dhabi Crude Oil Pipeline,
Sr. Scd. Bonds		4.60	11/2/47	15,325,000	[e]	14,923,102
United Kingdom - 6.1%
Anglo American Capital,
Gtd. Notes		4.50	3/15/28	8,500,000	[e]	8,496,466
Barclays,
Jr. Sub. Bonds, 3 Month LIBOR + 6.77%		7.88	12/31/49	6,000,000	[b,c]	6,386,274
Barclays,
Sub. Notes		5.20	5/12/26	8,100,000		8,184,175
HSBC Holdings,
Sub. Notes		4.38	11/23/26	5,800,000		5,782,950
INEOS Finance,
Sr. Scd. Bonds	EUR	2.13	11/15/25	4,325,000	[e]	5,171,071
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	3,275,000	[e]	3,446,937
Lloyds Banking Group,
Sr. Unscd. Notes		3.10	7/6/21	4,000,000	[c]	3,978,292
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	8,500,000		8,232,144
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	28,725,000		28,391,531
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	6,525,000		6,458,072
Silverstone Master Issue,
Ser. 2018-1A, Cl. 1A, 3 Month LIBOR -
.39%		2.12	1/21/70	16,625,000	[b,e]	16,673,562
United Kingdom Gilt,
Bonds	GBP	1.50	7/22/47	29,850,000		39,914,470
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	35,550,000		65,608,693
						206,724,637
United States - 27.1%
21st Century Fox America,
Gtd. Notes		3.70	10/15/25	2,600,000		2,630,004
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	2,850,000		2,838,123

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
United States - 27.1% (continued)
Abbott Laboratories,
Sr. Unscd. Notes	4.90		11/30/46	10,800,000		11,867,798
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	8,250,000		10,287,766
AEP Transmission,
Sr. Unscd. Notes	3.10		12/1/26	3,680,000	[e]	3,552,634
Ally Financial,
Gtd. Notes	3.50		1/27/19	3,310,000		3,322,412
Amazon. com,
Sr. Unscd. Notes	3.15		8/22/27	11,875,000	[e]	11,472,484
AMC Networks,
Gtd. Notes	5.00		4/1/24	2,759,000		2,733,259
AMC Networks,
Gtd. Notes	4.75		8/1/25	1,180,000		1,140,033
American Homes 4 Rent Trust,
Ser. 2014-SFR3, Cl. A	3.68		12/17/36	4,258,046	[e]	4,367,805
American International Group,
Sr. Unscd. Notes	4.20		4/1/28	5,800,000		5,868,007
AmeriCredit Automobile Receivable
Trust,
Ser. 2017-4, Cl. B	2.36		12/19/22	12,025,000		11,838,575
Amgen,
Sr. Unscd. Notes	4.40		5/1/45	2,825,000		2,827,192
Andeavor Logistics,
Gtd. Notes	3.50		12/1/22	2,175,000		2,138,981
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00		4/13/28	13,400,000		13,573,387
Antero Resources,
Gtd. Notes	5.63		6/1/23	915,000		937,875
Antero Resources,
Gtd. Notes	5.00		3/1/25	2,775,000	[c]	2,795,813
Apple,
Sr. Unscd. Notes	3.25		2/23/26	8,895,000		8,773,704
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A	3.87		12/5/32	2,305,000	[e]	2,352,260
Bank of America,
Sr. Unscd. Notes, 3 Month LIBOR + .81%	3.37		1/23/26	16,375,000	[b]	15,935,279
Bank of America,
Sr. Unscd. Notes, 3 Month LIBOR +
1.07%	3.97		3/5/29	8,900,000	[b]	8,927,549
Barclays Commercial Mortgage Securities
Trust,
Ser. 2013-TYSN, Cl. A2	3.76		9/5/32	1,245,000	[e]	1,267,740
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1, 1 Year LIBOR +
2.00%	3.51		3/25/34	590,462	[b]	592,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
United States - 27.1% (continued)
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.78	12/11/40	215,240		228,424
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.46	6/11/50	266,785		266,558
Branch Banking & Trust,
Sub. Bonds	3.80	10/30/26	10,890,000		10,946,308
Branch Banking & Trust,
Sub. Notes	3.63	9/16/25	7,850,000		7,827,833
BWAY Holding,
Sr. Scd. Notes	5.50	4/15/24	6,656,000	[e]	6,714,240
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	404,267		404,383
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,856,764
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		5,988,984
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. D	3.16	11/20/20	7,275,000		7,293,589
Capital One Financial,
Sub. Notes	3.75	7/28/26	15,000,000		14,299,110
CarMax Auto Owner Trust,
Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,625,694
CarMax Auto Owner Trust,
Ser. 2015-2, Cl. D	3.04	11/15/21	1,000,000		999,107
CarMax Auto Owner Trust,
Ser. 2018-1, Cl. D	3.37	7/15/24	1,360,000		1,348,861
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	3,420,000	[e]	3,488,400
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/47	3,400,000		3,295,200
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	3,700,000		3,686,125
Cheniere Energy Partners,
Sr. Scd. Notes	5.25	10/1/25	5,985,000	[e]	5,917,669
Chrysler Capital Auto Receivables Trust,
Ser. 2015-AA, Cl. D	3.15	1/18/22	3,100,000	[e]	3,114,535
Chrysler Capital Auto Receivables Trust,
Ser. 2015-BA, Cl. C	3.26	4/15/21	3,500,000	[e]	3,521,090
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	7,920,000		8,457,075
Citigroup,
Sub. Bonds	4.40	6/10/25	5,870,000		5,980,942
Citizens Bank,
Sr. Unscd. Notes	2.25	3/2/20	7,775,000		7,644,477
CLUB Credit Trust,
Ser. 2017-P1, Cl. A	2.42	9/15/23	5,882,430	[e]	5,868,458

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
United States - 27.1% (continued)
Cobalt CMBS Commercial Mortgage Trust,
Ser. 2007-C3, Cl. AJ	6.00		5/15/46	2,931,131		2,991,586
Colony American Homes,
Ser. 2015-1A, Cl. D, 1 Month LIBOR +
2.15%	3.93		7/17/32	2,225,000	[b,e]	2,227,348
Colony Starwood Homes,
Ser. 2016-2A, Cl. A, 1 Month LIBOR +
1.25%	3.03		12/17/33	12,282,337	[b,e]	12,389,069
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38		12/10/46	5,359,126		5,398,301
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73		3/10/31	1,225,000	[e]	1,267,951
Commercial Mortgage Trust,
Ser. 2017-DLTA, Cl. A	2.75		8/15/35	11,050,000	[e]	11,118,758
Concho Resources,
Gtd. Notes	3.75		10/1/27	3,750,000		3,671,418
Concho Resources,
Gtd. Notes	4.88		10/1/47	1,100,000		1,171,194
Corning,
Sr. Unscd. Notes	4.38		11/15/57	6,350,000		5,862,127
Cox Communications,
Sr. Unscd. Notes	3.35		9/15/26	3,250,000	[e]	3,098,084
Crown Castle International,
Sr. Unscd. Notes	3.15		7/15/23	3,150,000		3,056,702
CVS Health,
Sr. Unscd. Notes	4.30		3/25/28	10,200,000		10,283,252
Daimler Finance North America,
Gtd. Notes	1.50		7/5/19	8,225,000	[e]	8,086,937
DaVita,
Gtd. Notes	5.00		5/1/25	3,600,000		3,488,580
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. B	2.47		10/24/22	2,525,000	[e]	2,488,853
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/24	5,814,000		7,623,972
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. C	3.06		5/17/21	2,109,671	[e]	2,113,614
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. C	3.02		11/15/21	7,850,000	[e]	7,863,822
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D	4.18		3/15/24	8,000,000	[e]	8,135,352
Drive Auto Receivables Trust,
Ser. 2017-3, Cl. C	2.80		7/15/22	6,575,000		6,557,668
Drive Auto Receivables Trust,
Ser. 2018-1, Cl. C	3.22		3/15/23	16,200,000		16,192,509
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47		11/15/21	2,069,318	[e]	2,083,374
DT Auto Owner Trust,
Ser. 2016-1A, Cl. C	3.54		10/15/21	630,053	[e]	631,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
United States - 27.1% (continued)
DT Auto Owner Trust,
Ser. 2018-1A, Cl. B	3.04	1/18/22	8,300,000	[e]	8,299,291
Duke Energy,
Sr. Unscd. Notes	2.65	9/1/26	2,800,000		2,558,486
Duke Energy,
Sr. Unscd. Notes	3.75	9/1/46	5,375,000		4,884,498
Energy Transfer Partners,
Jr. Sub. Notes, Ser. A, 3 Month LIBOR +
4.03%	6.25	12/15/49	9,900,000	[b,c]	9,485,437
Energy Transfer Partners,
Sr. Unscd. Notes	4.75	1/15/26	2,865,000		2,899,757
Energy Transfer Partners,
Sr. Unscd. Notes	4.20	4/15/27	2,050,000		1,981,431
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/23	7,275,000	[e]	7,204,507
EQT,
Sr. Unscd. Notes	3.00	10/1/22	2,290,000		2,226,745
EQT,
Sr. Unscd. Notes	3.90	10/1/27	11,800,000		11,323,516
Exeter Automobile Receivables Trust,
Ser. 2018-1A, Cl. B	2.75	4/15/22	8,075,000	[e]	8,020,463
First Data,
Scd. Notes	5.75	1/15/24	3,425,000	[e]	3,459,250
First Franklin Mortgage Loan Trust,
Ser. 2004-FF4, Cl. M1, 1 Month LIBOR +
.86%	2.48	6/25/34	1,639,259	[b]	1,630,017
Flagship Credit Auto Trust,
Ser. 2015-2, Cl. A	1.98	10/15/20	375,713	[e]	375,004
Ford Motor Credit,
Sr. Unscd. Notes	2.55	10/5/18	1,700,000		1,698,922
Ford Motor Credit,
Sr. Unscd. Notes	3.34	3/18/21	3,475,000		3,455,628
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	4,275,000		3,953,092
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX	3.49	12/15/34	3,620,000	[e]	3,577,942
General Electric,
Jr. Sub. Debs., Ser. D, 3 Month LIBOR +
3.33%	5.00	12/31/49	32,760,000	[b]	32,473,350
General Motors Financial,
Gtd. Notes	3.10	1/15/19	4,475,000		4,480,472
General Motors Financial,
Gtd. Notes	2.35	10/4/19	9,650,000		9,565,780
Genesis Energy,
Gtd. Notes	6.75	8/1/22	2,100,000		2,165,625
Genesis Energy,
Gtd. Notes	6.50	10/1/25	3,965,000		3,905,525

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
United States - 27.1% (continued)
Glencore Funding,
Gtd. Notes		3.00	10/27/22	4,000,000	[e]	3,863,260
Goldman Sachs Group,
Sr. Unscd. Notes		3.50	11/16/26	10,380,000		10,005,065
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.16%		3.81	4/23/29	4,200,000	[b,c]	4,129,449
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.51%		3.69	6/5/28	4,200,000	[b]	4,073,740
Goldman Sachs Group,
Sub. Notes		4.25	10/21/25	6,710,000		6,747,283
GS Mortgage Securities Trust,
Ser. 2016-GS2, Cl. A2		2.64	5/10/49	4,200,000		4,147,815
HCA,
Sr. Scd. Notes		5.50	6/15/47	3,915,000		3,792,656
Huntsman International,
Gtd. Notes		4.88	11/15/20	6,343,000		6,485,717
Hyatt Hotel Portfolio Trust,
Ser. 2017-HYT2, Cl. B		2.73	8/9/32	12,831,000	[e]	12,836,597
Hyundai Auto Receivables Trust,
Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,311,951
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,765,000		3,788,531
InTown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. A		2.48	1/15/33	3,750,000	[e]	3,758,107
InTown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. B		2.83	1/15/33	2,525,000	[e]	2,531,277
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	2,818,968		2,838,632
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	1,845,589		1,852,947
JPMorgan Chase & Co.,
Sr. Unscd. Notes		3.30	4/1/26	9,610,000		9,297,091
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS, 3 Month LIBOR +
.90%		2.84	11/25/36	10,578	[b]	10,589
Kinder Morgan,
Gtd. Notes		4.30	6/1/25	1,950,000		1,966,789
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	2,891,000		3,046,353
Kraft Heinz Foods,
Gtd. Notes	EUR	2.00	6/30/23	5,300,000		6,857,830
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	13,575,000		16,815,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
United States - 27.1% (continued)
Kubota Credit Owner Trust,
Ser. 2016-1A, Cl. A3	1.50	7/15/20	4,900,000	[e]	4,848,862
Metropolitan Life Global Funding I,
Sr. Scd. Notes	3.00	9/19/27	5,475,000	[e]	5,173,279
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	3,450,000		3,481,665
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1, 1 Month LIBOR +
.30%	1.92	3/25/35	204,073	[b]	192,986
New Residential Mortgage Loan Trust,
Ser. 2017-3A, Cl. A1	4.00	4/25/57	9,617,754	[e]	9,809,271
Newell Brands,
Sr. Unscd. Notes	2.60	3/29/19	737,000		733,797
Occidental Petroleum,
Sr. Unscd. Notes	3.00	2/15/27	6,675,000		6,401,862
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. A	3.19	3/18/26	4,288,885	[e]	4,303,511
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. B	3.85	3/18/26	3,250,000	[e]	3,261,825
OneMain Financial Issuance Trust,
Ser. 2015-2A, Cl. A	2.57	7/18/25	1,683,617	[e]	1,683,444
Oracle,
Sr. Unscd. Notes	4.00	7/15/46	11,100,000		10,999,131
OSCAR US Funding Trust V,
Ser. 2016-2A, Cl. A3	2.73	12/15/20	8,200,000	[e]	8,175,835
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A2A	2.30	5/11/20	1,796,462	[e]	1,796,447
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A4	3.30	5/10/24	3,560,000	[e]	3,538,612
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	2,676,000	[e]	2,906,805
Prosper Marketplace Issuance Trust,
Ser. 2017-1A, Cl. A	2.56	6/15/23	2,241,893	[e]	2,243,260
Prosper Marketplace Issuance Trust,
Ser. 2017-3A, Cl. A	2.36	11/15/23	9,719,420	[e]	9,684,002
Prudential Financial,
Jr. Sub. Notes, 3 Month LIBOR + 2.38%	4.50	9/15/47	12,100,000	[b,c]	11,561,550
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	2,200,000		2,313,983
Prudential Financial,
Sr. Unscd. Notes	4.50	11/15/20	4,000,000		4,155,457
Reynolds Group Issuer,
Gtd. Notes	7.00	7/15/24	3,345,000	[e]	3,508,069
Santander Drive Auto Receivables Trust,
Ser. 2015-5, Cl. D	3.65	12/15/21	886,000		894,699
Santander Drive Auto Receivables Trust,
Ser. 2018-1, Cl. C	2.96	3/15/24	8,500,000		8,463,771

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
United States - 27.1% (continued)
Santander Retail Auto Lease Trust,
Ser. 2017-A, Cl. A4	2.37		1/20/22	5,975,000	[e]	5,909,489
Scientific Games International,
Gtd. Notes	10.00		12/1/22	3,105,000		3,355,341
Scientific Games International,
Sr. Unscd. Notes	EUR	5.50	2/15/26	3,575,000	[e]	4,169,726
Sofi Consumer Loan Program,
Ser. 2016-3, Cl. A	3.05		12/26/25	494,013	[e]	493,779
Southern,
Sr. Unscd. Notes	3.25		7/1/26	9,275,000		8,823,582
Springleaf Funding Trust,
Ser. 2015-AA, Cl. A	3.16		11/15/24	8,099,584	[e]	8,107,861
Springleaf Funding Trust,
Ser. 2016-AA, Cl. A	2.90		11/15/29	12,150,000	[e]	12,100,461
Sprint Communications,
Sr. Unscd. Notes	7.00		8/15/20	4,050,000	[c]	4,222,125
Sprint Spectrum,
Sr. Scd. Notes	3.36		3/20/23	8,575,000	[e]	8,542,844
Sprint Spectrum,
Sr. Scd. Notes	4.74		9/20/29	8,375,000	[e]	8,437,812
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	2.73		1/17/35	15,543,219	[b,e]	15,645,310
Sunoco Logistics Partners Operations,
Gtd. Notes	4.00		10/1/27	5,550,000		5,264,302
Sunoco Logistics Partners Operations,
Gtd. Notes	5.40		10/1/47	1,900,000		1,813,677
Targa Resources Partners,
Gtd. Bonds	5.13		2/1/25	3,425,000		3,420,719
T-Mobile USA,
Gtd. Notes	6.00		3/1/23	2,900,000		3,023,250
Towd Point Mortgage Trust,
Ser. 2017-2, Cl. A1	2.75		4/25/57	2,855,619	[e]	2,838,419
Tricon American Homes,
Ser. 2016-SFR1, Cl. A	2.59		11/17/33	13,179,413	[e]	12,922,441
Tricon American Homes,
Ser. 2017-SFR2, Cl. A	2.93		1/17/36	8,300,000	[e]	8,128,285
U.S. Treasury Inflation Protected
Securities,
Bonds	0.88		2/15/47	31,994,279	[j]	31,706,394
UBS Commercial Mortgage Trust,
Ser. 2017-C1, Cl. A4	3.54		11/15/50	7,326,000		7,298,427
United Rentals North America,
Gtd. Notes	4.88		1/15/28	5,760,000		5,572,800
Verizon Communications,
Sr. Unscd. Notes	4.13		3/16/27	3,750,000		3,803,023
Visa,
Sr. Unscd. Notes	2.20		12/14/20	9,250,000		9,110,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 95.0% (continued)
United States - 27.1% (continued)
Vrio Finco 1,
Sr. Scd. Notes		6.25	4/4/23	4,410,000	[e]	4,498,200
Wells Fargo & Co.,
Sr. Unscd. Notes		3.00	4/22/26	6,125,000		5,752,985
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	1,675,000		1,686,020
Western Gas Partners,
Sr. Unscd. Notes		4.50	3/1/28	2,450,000		2,458,159
Western Gas Partners,
Sr. Unscd. Notes		5.30	3/1/48	4,850,000		4,813,334
Westlake Automobile Receivables Trust,
Ser. 2018-1A, Cl. C		2.92	5/15/23	5,150,000	[e]	5,125,190
Zayo Group,
Gtd. Notes		5.75	1/15/27	3,055,000	[e]	2,990,081
						924,566,627
Uruguay - .5%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	265,300,000	[e]	8,657,973
Uruguayan Government,
Sr. Unscd. Notes	UYU	9.88	6/20/22	194,145,000	[e]	6,976,238
						15,634,211
Total Bonds and Notes
(cost $3,159,367,887)						3,238,488,192

Floating Rate Loan Interests - .4%
United States - .4%
Asurion,
Term Loan, LIBOR + 6.00%		7.79	7/14/25	4,725,000	[b]	4,862,025
CSC Holdings,
Term Loan, LIBOR + 2.50%		4.22	1/12/26	3,900,000	[b]	3,905,499
Univar USA,
Term Loan, LIBOR + 2.50%		4.52	7/1/24	5,418,075	[b]	5,460,824
Total Floating Rate Loan Interests
(cost $14,195,881)						14,228,348
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty		Price	Date	Amount		Value ($)
Options Purchased - .1%
Call Options - .1%
10 Year Interest Rate Swaption,
Contracts 168,640 Citigroup		2.10	4/2018	1,686,400		405
Euro,
Contracts 53,250,000 JP Morgan Chase
Bank		1.20	5/2018	53,250,000		1,909,999
New Zealand Dollar Cross Currency,
Contracts 20,700,000 Goldman Sachs
International	AUD	1.10	8/2018	20,700,000		74,754
						1,985,158

Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount[a]		Value ($)
Options Purchased - .1% (continued)
Put Options - .0%
Canadian Dollar,
Contracts 16,850,000 Goldman Sachs
International	1.28		6/2018	16,850,000		199,429
Mexican Peso,
Contracts 16,900,000 Citigroup	18.15		6/2018	16,900,000		267,699
Norwegian Krone Cross Currency,
Contracts 13,150,000 Citigroup	EUR	9.35	7/2018	13,150,000		59,289
Polish Zloty Cross Currency,
Contracts 13,690,000 JP Morgan Chase
Bank	EUR	4.22	6/2018	13,690,000		116,171
Russian Ruble,
Contracts 16,850,000 JP Morgan Chase
Bank	57.00		6/2018	16,850,000		199,737
South African Rand,
Contracts 40,750,000 JP Morgan Chase
Bank	11.45		5/2018	40,750,000		18,553
South Korean Won,
Contracts 16,450,000 Barclays Bank	1,055		6/2018	16,450,000		229,324
Swedish Krona Cross Currency,
Contracts 13,250,000 JP Morgan Chase
Bank	EUR	9.98	6/2018	13,250,000		33,671
Swedish Krona Cross Currency,
Contracts 13,200,000 UBS	EUR	9.60	7/2018	13,200,000		7,941
Turkish Lira,
Contracts 32,500,000 Citigroup	3.75		5/2018	32,500,000		11,198
						1,143,012
Total Options Purchased
(cost $4,041,883)						3,128,170
	Yield at
	Date of		Maturity	Principal
Description	Purchase (%)		Date	Amount ($)		Value ($)
Short-Term Investments - .9%
U.S. Treasury Bills
(cost $30,310,293)	1.73		8/2/18	30,490,000	[k]	30,304,673
	Coupon
Description	Rate (%)			Shares		Value ($)
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $24,774,248)	1.64			24,774,248	[l]	24,774,248

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $49,468,836)	1.66			49,468,836	[l]	49,468,836

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $3,282,159,028)	98.5%	3,360,392,467
Cash and Receivables (Net)	1.5%	49,921,498
Net Assets	100.0%	3,410,313,965

BADLAR—Buenos Aires Interbank Offer Rate
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate

ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
GBP—British Pound
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
RUB—Russian Ruble
SEK—Swedish Krona
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan Peso
ZAR—South African Rand

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]	Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $47,867,915 and the value of the collateral held by the fund was $49,468,836.
[d]	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
[e]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $907,992,019 or 26.62% of net assets.

[f]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[g]	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
[h]	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
[i]	Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
[j]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[k]	Held by a counterparty for open exchange traded derivative contracts.
[l]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	391,400,985	-	391,400,985
Commercial
Mortgage-Backed	-	89,083,324	-	89,083,324
Corporate Bonds	-	865,085,088	-	865,085,088
Floating Rate Loan Interests	-	14,228,348	-	14,228,348
Foreign Government	-	1,850,617,293	-	1,850,617,293
Registered Investment
Companies	74,243,084	-	-	74,243,084
Residential
Mortgage-Backed	-	10,595,108	-	10,595,108
U.S. Treasury	-	62,011,067	-	62,011,067
Other Financial Instruments:
Futures†	7,627,784	-	-	7,627,784
Forward Foreign Currency
Exchange Contracts†	-	14,430,897	-	14,430,897
Options Purchased	-	3,128,170	-	3,128,170
Swaps†	-	1,864,039	-	1,864,039
Liabilities ($)
Other Financial Instruments:
Futures†	(6,089,212)	-	-	(6,089,212)
Forward Foreign Currency
Exchange Contracts†	-	(9,798,805)	-	(9,798,805)
Option Written	-	(1,616,308)	-	(1,616,308)
Swaps†	-	(2,701,557)	-	(2,701,557)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus/Standish Global Fixed Income Fund
March 31, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Australian 3 Year Bond	3,136	6/2018	267,500,904 [a]	267,773,524	272,620
Euro 30 Year Bond	398	6/2018	78,096,312 [a]	80,989,824	2,893,512
Euro BTP Italian
Government Bond	266	6/2018	44,192,319 [a]	45,425,970	1,233,651
Long Gilt	288	6/2018	49,008,675 [a]	49,627,027	618,352
Long Term French
Government Bond	194	6/2018	36,782,703 [a]	36,901,797	119,094
U.S. Treasury 5 Year
Notes	3,190	6/2018	363,997,207	365,130,391	1,133,184
U.S. Treasury Long Bond	41	6/2018	5,942,516	6,011,625	69,109
U.S. Treasury Ultra Long
Bond	245	6/2018	38,028,551	39,314,844	1,286,293
Futures Short
Australian 10 Year Bond	860	6/2018	(85,106,458)[a]	(85,614,849)	(508,391)
Canadian 10 Year Bond	757	6/2018	(77,663,555)[a]	(78,305,887)	(642,332)

Euro-Bobl	2,245	6/2018	(359,933,263) [a]	(362,560,136)	(2,626,873)
Euro-Bond	354	6/2018	(68,429,391)[a]	(69,444,476)	(1,015,085)
Euro-Schatz	16	6/2018	(2,201,009)[a]	(2,204,476)	(3,467)
U.S. Treasury 10 Year
Notes	318	6/2018	(38,272,812)	(38,522,719)	(249,907)
U.S. Treasury 2 Year
Notes	67	6/2018	(14,246,797)	(14,244,828)	1,969
Ultra 10 Year U. S.
Treasury Notes	610	6/2018	(78,171,062)	(79,214,219)	(1,043,157)
Gross Unrealized Appreciation					7,627,784
Gross Unrealized Depreciation					(6,089,212)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus/Standish Global Fixed Income Fund
March 31, 2018 (Unaudited)

Description/ Expiration Date/	Number of		Notional
Exercise Price	Counterparty	Contracts	Amount [a]		Value ($)
Call Options:
Canadian Dollar,	Goldman Sachs
June 2018 @ CAD 1.32	International	16,850,000	16,850,000		(95,338)
Mexican Peso,
June 2018 @ MXN 19.65	Citigroup	16,900,000	16,900,000		(102,803)
Norwegian Krone Cross Currency,
July 2018 @ NOK 9.97	Citigroup	13,150,000	13,150,000	EUR	(109,894)
Polish Zloty Cross Currency,	JP Morgan Chase
June 2018 @ PLN 4.33	Bank	13,690,000	13,690,000	EUR	(40,374)
Russian Ruble,	JP Morgan Chase
June 2018 @ RUB 61	Bank	16,850,000	16,850,000		(104,254)
South African Rand,	JP Morgan Chase
May 2018 @ ZAR 12.15	Bank	40,750,000	40,750,000		(47,558)
South Korean Won,
June 2018 @ KRW 1,100	Barclays Bank	16,450,000	16,450,000		(97,897)
Swedish Krona Cross Currency,	JP Morgan Chase
June 2018 @ SEK 10.35	Bank	13,250,000	13,250,000	EUR	(132,609)
Swedish Krona Cross Currency,
July 2018 @ SEK 10	UBS	13,200,000	13,200,000	EUR	(506,016)
Turkish Lira,
May 2018 @ TRY 4.16	Citigroup	32,500,000	32,500,000		(158,541)
Put Options:
New Zealand Dollar Cross
Currency,	Goldman Sachs
August 2018 @ NZD 1.06	International	20,700,000	20,700,000	AUD	(221,024)
Total Options Written
(premiums received $2,109,946)					(1,616,308)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
		United States
Japanese Yen	6,756,580,000	Dollar	63,291,829	4/26/18	318,756
Ukrainian		United States
Hryvnia	106,320,000	Dollar	3,779,619	4/10/18	221,263
South African		United States
Rand	125,080,000	Dollar	10,423,875	4/10/18	123,055
United States
Dollar	18,929,055	Brazilian Real	61,880,000	4/3/18	193,680
United States
Dollar	140,656,936	Canadian Dollar	181,330,000	4/26/18	(165,445)
United States
Dollar	63,198,198	Japanese Yen	6,756,581,975	4/2/18	(300,528)
United States
Dollar	7,704,148	Thai Baht	244,260,000	4/10/18	(110,199)
Barclays Bank
		United States
Malaysian Ringgit	92,260,000	Dollar	23,582,078	7/23/18	194,815
United States		South Korean
Dollar	19,321,135	Won	20,749,825,000	4/10/18	(154,477)
United States
Dollar	30,927,903	Taiwan Dollar	897,370,000	4/10/18	124,480
Citigroup
		United States
Colombian Peso	1,620,000,000	Dollar	564,210	4/10/18	15,487
		United States
Czech Koruna	679,250,000	Dollar	33,573,053	4/10/18	(650,847)
		United States
Russian Ruble	890,000,000	Dollar	15,819,831	4/10/18	(305,468)
		United States
Swedish Krona	524,925,000	Dollar	64,087,538	4/26/18	(1,094,242)
		United States
Singapore Dollar	29,170,000	Dollar	22,355,060	4/10/18	(101,209)
United States
Dollar	9,468,347	Brazilian Real	30,810,000	4/3/18	140,019
United States
Dollar	16,138,064	Chilean Peso	9,764,820,000	6/26/18	(26,198)
United States
Dollar	88,556,470	British Pound	62,670,000	4/26/18	525,781
United States
Dollar	639,575,576	Japanese Yen	67,287,188,000	4/26/18	6,092,749
United States		Mexican New
Dollar	46,990,962	Peso	896,940,000	4/10/18	(2,255,497)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup (continued)
United States
Dollar	22,214,708	Philippine Peso	1,139,830,000	4/10/18	383,067
United States		South African
Dollar	83,483,785	Rand	1,008,365,000	4/10/18	(1,543,041)
Goldman Sachs International
		United States
British Pound	14,240,000	Dollar	20,119,496	4/26/18	(116,991)
United States
Dollar	190,994,858	Euro	154,420,000	4/26/18	610,367
United States		Mexican New
Dollar	11,986,383	Peso	221,010,000	4/10/18	(148,163)
HSBC
		United States
Czech Koruna	706,200,000	Dollar	34,081,153	4/10/18	147,278
Mexican New		United States
Peso	169,880,000	Dollar	9,041,123	4/10/18	286,132
		United States
Norwegian Krone 197,075,000		Dollar	25,515,753	4/26/18	(353,334)
United States
Dollar	51,970,363	Australian Dollar	67,370,000	4/26/18	226,235
United States
Dollar	1,255,095	Euro	1,010,000	4/26/18	9,865
United States		New Zealand
Dollar	145,254,463	Dollar	201,795,000	4/26/18	(573,346)
United States
Dollar	24,807,927	Romanian Leu	94,480,000	4/10/18	(141,486)
JP Morgan Chase Bank
		United States
Argentine Peso	209,140,000	Dollar	9,865,094	6/4/18	157,411
		United States
Brazilian Real	92,690,000	Dollar	28,062,368	4/3/18	1,335
		United States
Euro	608,760	Dollar	748,787	4/3/18	263
Indonesian		United States
Rupiah	431,953,915,000	Dollar	32,257,080	4/10/18	(912,274)
		United States
Indian Rupee	97,330,000	Dollar	1,519,973	4/10/18	(29,968)
		United States
Singapore Dollar	11,350,000	Dollar	8,664,122	4/10/18	(5,184)
United States
Dollar	27,898,927	Brazilian Real	92,690,000	6/4/18	(17,337)
United States
Dollar	303,239,019	Euro	245,210,000	4/26/18	919,495
United States
Dollar	32,149,284	Hungarian Forint	8,123,380,000	4/10/18	126,482
United States
Dollar	37,172,015	Israeli Shekel	128,700,000	4/10/18	453,242
United States		Mexican New
Dollar	15,633,244	Peso	290,760,000	4/10/18	(330,924)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
JP Morgan Chase Bank (continued)
United States
Dollar	24,018,814	Philippine Peso	1,261,700,000	4/10/18	(147,055)
United States
Dollar	55,447,703	Russian Ruble	3,146,020,000	4/10/18	606,695
United States
Dollar	8,641,825	Thai Baht	270,210,000	4/10/18	(2,712)
United States
Dollar	61,943,396	Turkish Lira	237,100,000	4/10/18	2,061,230
United States
Dollar	31,155,787	Taiwan Dollar	916,750,000	4/10/18	(312,880)
UBS
		United States
Malaysian Ringgit	64,030,000	Dollar	16,374,637	7/23/18	126,929
United States
Dollar	78,524,421	Euro	63,440,000	4/26/18	309,215
United States
Dollar	5,923,605	Japanese Yen	623,290,000	4/26/18	55,571
Gross Unrealized Appreciation					14,430,897
Gross Unrealized Depreciation					(9,798,805)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another

NOTES

nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at March 31, 2018 are set forth in the Statement of Swap Agreements.

At March 31, 2018, accumulated net unrealized appreciation on investments was $78,727,077, consisting of $121,849,559 gross unrealized appreciation and $43,122,482 gross unrealized depreciation.

NOTES

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 18, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)